Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Related party tansaction
Zhao Yun [Member]
Related Party Transactions [Line Items]
Related party balance	$ 12,083	$ 12,083